Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement
Net earnings	$ 1,286.8	$ 3,666.6
Items that may be subsequently reclassified to net earnings
Net unrealized foreign currency translation losses on foreign subsidiaries	(673.7)	(199.5)
Share of other comprehensive loss of associates, excluding net gains on defined benefit plans	(132.0)	(75.1)
Other	2.2
Items that may be subsequently reclassified to net earnings (loss) before reclassification adjustments	(602.2)	(227.4)
Net unrealized foreign currency translation losses on foreign subsidiaries reclassified to net earnings	19.7	6.7
Net unrealized foreign currency translation gains on associates reclassified to net earnings	(4.3)	(45.2)
Items that may be subsequently reclassified to net earnings (loss)	(586.8)	(265.9)
Items that will not be subsequently reclassified to net earnings
Net gains on defined benefit plans	121.7	88.2
Share of net gains on defined benefit plans of associates	59.4	67.0
Other		13.8
Items that will not be subsequently reclassified to net earnings (loss)	181.1	169.0
Other comprehensive income (loss), net of income taxes	(405.7)	(96.9)
Comprehensive income	881.1	3,569.7
Attributable to:
Shareholders of Fairfax	939.8	3,377.6
Non-controlling interests	(58.7)	192.1
Comprehensive income	881.1	3,569.7
Canada
Statement
Net earnings	284.5	667.2
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	149.5	(16.7)
Europe
Items that may be subsequently reclassified to net earnings
Gains (losses) on hedge of net investment	$ 51.8	$ 63.9